Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Millions	Apr. 19, 2024	Feb. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized to inventory			$ 0.3	$ 0.2
Increase in PP&E	$ 4.2	$ 12.7
Decommissioning obligations	2.3	10.2
Hangingston [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration value		$ 2.5
Athabasca region of Northern Alberta [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration value	$ 1.9